Financial Instruments Held to Maturity (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Carrying value (CV) [Member]
Debt securities reclassified:
G7 Government bonds	€ 423	€ 428
Other Government, supranational and agency bonds	2,747	2,778
Total financial assets reclassified to Held-to-Maturity	3,170	3,206
Fair value (FV) [Member]
Debt securities reclassified:
G7 Government bonds	434	446
Other Government, supranational and agency bonds	2,804	2,859
Total financial assets reclassified to Held-to-Maturity	€ 3,238	€ 3,305